Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS

At March 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 97.6%
Aerospace & Defense - 1.5%
General Dynamics Corp.	9,770	$ 2,229,612
Howmet Aerospace, Inc.	26,960	1,142,295
Raytheon Technologies Corp.	192,772	18,878,162
Textron, Inc.	119,190	8,418,390

		30,668,459

Air Freight & Logistics - 1.2%
FedEx Corp.	15,420	3,523,316
United Parcel Service, Inc., Class B	109,178	21,179,440

		24,702,756

Automobile Components - 0.2%
Aptiv PLC (A)	26,270	2,947,231
Magna International, Inc. (B)	15,599	835,639

		3,782,870

Automobiles - 1.5%
Tesla, Inc. (A)	154,121	31,973,943

Banks - 3.3%
Bank of America Corp.	591,750	16,924,050
Citigroup, Inc.	148,594	6,967,573
Fifth Third Bancorp	162,691	4,334,088
M&T Bank Corp.	16,820	2,011,167
Truist Financial Corp.	256,496	8,746,514
US Bancorp	364,939	13,156,051
Wells Fargo & Co.	479,437	17,921,355

		70,060,798

Beverages - 2.5%
Coca-Cola Co.	411,522	25,526,710
Constellation Brands, Inc., Class A	29,958	6,767,212
Monster Beverage Corp. (A)	46,720	2,523,347
PepsiCo, Inc.	99,720	18,178,956

		52,996,225

Biotechnology - 3.2%
AbbVie, Inc.	180,174	28,714,330
Biogen, Inc. (A)	24,504	6,812,847
BioMarin Pharmaceutical, Inc. (A)	18,606	1,809,247
Neurocrine Biosciences, Inc. (A)	17,289	1,749,993
Regeneron Pharmaceuticals, Inc. (A)	16,715	13,734,214
Sarepta Therapeutics, Inc. (A)	18,950	2,611,879
Vertex Pharmaceuticals, Inc. (A)	39,835	12,550,813

		67,983,323

Broadline Retail - 3.1%
Amazon.com, Inc. (A)	631,200	65,196,648

Building Products - 0.9%
Masco Corp.	93,816	4,664,532
Trane Technologies PLC	75,088	13,814,690

		18,479,222

Capital Markets - 2.7%
Charles Schwab Corp.	41,980	2,198,912
CME Group, Inc.	70,670	13,534,718

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Goldman Sachs Group, Inc.	7,590	$ 2,482,765
Intercontinental Exchange, Inc.	90,374	9,425,105
Morgan Stanley	99,025	8,694,395
Raymond James Financial, Inc.	77,350	7,214,435
S&P Global, Inc.	28,634	9,872,144
State Street Corp.	59,161	4,477,896

		57,900,370

Chemicals - 2.2%
Air Products & Chemicals, Inc.	12,791	3,673,703
Celanese Corp.	13,223	1,439,852
Dow, Inc.	122,780	6,730,800
DuPont de Nemours, Inc.	28,845	2,070,206
Eastman Chemical Co.	69,859	5,891,908
Linde PLC	41,098	14,607,873
LyondellBasell Industries NV, Class A	34,010	3,193,199
PPG Industries, Inc.	62,373	8,331,785

		45,939,326

Commercial Services & Supplies - 0.2%
Cintas Corp.	8,294	3,837,468

Communications Equipment - 0.2%
Motorola Solutions, Inc.	17,296	4,948,904

Consumer Finance - 0.5%
American Express Co.	50,190	8,278,841
Capital One Financial Corp.	22,294	2,143,791

		10,422,632

Consumer Staples Distribution & Retail - 0.7%
Costco Wholesale Corp.	31,850	15,825,309

Containers & Packaging - 0.1%
Avery Dennison Corp.	8,340	1,492,276

Distributors - 0.1%
LKQ Corp.	22,160	1,257,802

Diversified Telecommunication Services - 0.0% (C)
AT&T, Inc.	31,150	599,637

Electric Utilities - 1.4%
NextEra Energy, Inc.	268,600	20,703,688
PG&E Corp. (A)	485,257	7,846,606

		28,550,294

Electrical Equipment - 0.6%
Eaton Corp. PLC	75,551	12,944,908

Electronic Equipment, Instruments & Components - 0.1%
Corning, Inc.	76,490	2,698,567

Energy Equipment & Services - 0.1%
Baker Hughes Co.	106,690	3,079,073

Entertainment - 0.6%
Netflix, Inc. (A)	36,023	12,445,226

Transamerica Series Trust	Page 1

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Financial Services - 4.4%
Berkshire Hathaway, Inc., Class B (A)	94,243	$ 29,099,411
FleetCor Technologies, Inc. (A)	36,330	7,660,180
Mastercard, Inc., Class A	89,510	32,528,829
Visa, Inc., Class A	108,728	24,513,815

		93,802,235

Food Products - 0.3%
Mondelez International, Inc., Class A	88,426	6,165,061

Ground Transportation - 1.0%
CSX Corp.	130,910	3,919,446
Norfolk Southern Corp.	33,223	7,043,276
Uber Technologies, Inc. (A)	67,810	2,149,577
Union Pacific Corp.	37,113	7,469,362

		20,581,661

Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	116,951	11,842,458
Baxter International, Inc.	129,311	5,244,854
Boston Scientific Corp. (A)	202,901	10,151,137
Dexcom, Inc. (A)	23,300	2,706,994
Intuitive Surgical, Inc. (A)	36,818	9,405,894
Medtronic PLC	88,325	7,120,762
ResMed, Inc.	2,830	619,742
Stryker Corp.	14,880	4,247,794

		51,339,635

Health Care Providers & Services - 3.1%
Centene Corp. (A)	94,223	5,955,836
CVS Health Corp.	45,200	3,358,812
Elevance Health, Inc.	25,058	11,521,919
Humana, Inc.	11,934	5,793,479
McKesson Corp.	12,246	4,360,188
UnitedHealth Group, Inc.	70,947	33,528,843

		64,519,077

Health Care REITs - 0.3%
Ventas, Inc.	150,308	6,515,852

Hotel & Resort REITs - 0.0% (C)
Host Hotels & Resorts, Inc.	51,778	853,819

Hotels, Restaurants & Leisure - 2.9%
Booking Holdings, Inc. (A)	5,075	13,460,981
Chipotle Mexican Grill, Inc. (A)	7,210	12,316,771
Domino’s Pizza, Inc.	7,740	2,553,194
Expedia Group, Inc. (A)	61,992	6,015,084
Marriott International, Inc., Class A	39,520	6,561,901
McDonald’s Corp.	35,012	9,789,705
Royal Caribbean Cruises Ltd. (A)	12,683	828,200
Yum! Brands, Inc.	73,480	9,705,238

		61,231,074

Household Durables - 0.4%
Lennar Corp., Class A	45,069	4,737,202
Toll Brothers, Inc.	43,592	2,616,828
Whirlpool Corp.	4,210	555,804

		7,909,834

Household Products - 1.6%
Colgate-Palmolive Co.	161,250	12,117,938
Kimberly-Clark Corp.	44,451	5,966,213
Procter & Gamble Co.	111,229	16,538,640

		34,622,791

Industrial Conglomerates - 1.1%
Honeywell International, Inc.	123,172	23,540,633

	Shares	Value
COMMON STOCKS (continued)
Industrial REITs - 0.7%
Prologis, Inc.	121,802	$ 15,197,236

Insurance - 1.9%
Globe Life, Inc.	37,520	4,127,950
MetLife, Inc.	20,040	1,161,118
Progressive Corp.	139,229	19,918,101
Prudential Financial, Inc.	22,492	1,860,988
Travelers Cos., Inc.	70,683	12,115,773

		39,183,930

Interactive Media & Services - 5.2%
Alphabet, Inc., Class A (A)	406,550	42,171,432
Alphabet, Inc., Class C (A)	304,100	31,626,400
Meta Platforms, Inc., Class A (A)	164,727	34,912,240

		108,710,072

IT Services - 1.2%
Accenture PLC, Class A	63,753	18,221,245
Cognizant Technology Solutions Corp., Class A	116,850	7,119,671

		25,340,916

Life Sciences Tools & Services - 1.7%
Danaher Corp.	44,177	11,134,371
Thermo Fisher Scientific, Inc.	42,415	24,446,734

		35,581,105

Machinery - 1.9%
Deere & Co.	39,024	16,112,229
Dover Corp.	31,990	4,860,561
Otis Worldwide Corp.	93,499	7,891,315
Parker-Hannifin Corp.	32,279	10,849,295

		39,713,400

Media - 1.3%
Charter Communications, Inc., Class A (A)	32,007	11,446,023
Comcast Corp., Class A	436,417	16,544,569

		27,990,592

Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	71,586	2,928,583
Nucor Corp.	22,150	3,421,511

		6,350,094

Multi-Utilities - 1.5%
Ameren Corp.	59,711	5,158,433
CenterPoint Energy, Inc.	199,557	5,878,949
CMS Energy Corp.	39,270	2,410,393
Dominion Energy, Inc.	62,180	3,476,484
Public Service Enterprise Group, Inc.	121,552	7,590,922
Sempra Energy	44,020	6,654,063

		31,169,244

Oil, Gas & Consumable Fuels - 4.3%
Chevron Corp.	53,851	8,786,329
ConocoPhillips	166,468	16,515,290
Diamondback Energy, Inc.	86,644	11,711,670
EOG Resources, Inc.	126,600	14,512,158
Exxon Mobil Corp.	315,270	34,572,508
Marathon Oil Corp.	176,450	4,227,742
Phillips 66	13,184	1,336,594

		91,662,291

Passenger Airlines - 0.1%
Southwest Airlines Co.	55,163	1,795,004

Transamerica Series Trust	Page 2

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.	282,157	$ 19,556,302
Eli Lilly & Co.	55,100	18,922,442
Johnson & Johnson	108,829	16,868,495
Merck & Co., Inc.	129,434	13,770,483
Pfizer, Inc.	133,169	5,433,295

		74,551,017

Professional Services - 0.3%
Booz Allen Hamilton Holding Corp.	17,835	1,653,126
Leidos Holdings, Inc.	52,040	4,790,802

		6,443,928

Residential REITs - 0.7%
Equity LifeStyle Properties, Inc.	60,685	4,073,784
Sun Communities, Inc.	35,605	5,016,032
UDR, Inc.	119,563	4,909,257

		13,999,073

Semiconductors & Semiconductor Equipment - 6.9%
Advanced Micro Devices, Inc. (A)	169,905	16,652,389
Analog Devices, Inc.	103,094	20,332,199
Broadcom, Inc.	6,350	4,073,779
Lam Research Corp.	32,409	17,180,659
NVIDIA Corp.	126,443	35,122,072
NXP Semiconductors NV	96,069	17,914,467
Qorvo, Inc. (A)	22,950	2,331,032
QUALCOMM, Inc.	6,899	880,174
Teradyne, Inc.	50,840	5,465,808
Texas Instruments, Inc.	134,283	24,977,981

		144,930,560

Software - 9.1%
Adobe, Inc. (A)	48,370	18,640,347
Cadence Design Systems, Inc. (A)	16,600	3,487,494
DocuSign, Inc. (A)	15,920	928,136
Intuit, Inc.	30,306	13,511,324
Microsoft Corp.	470,688	135,699,350
Oracle Corp.	91,749	8,525,317
Salesforce, Inc. (A)	30,515	6,096,287
Workday, Inc., Class A (A)	29,284	6,048,317

		192,936,572

Specialized REITs - 0.7%
Equinix, Inc.	8,892	6,411,488
SBA Communications Corp.	33,745	8,809,807

		15,221,295

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 3.2%
AutoNation, Inc. (A)	25,970	$ 3,489,329
AutoZone, Inc. (A)	4,309	10,592,168
Best Buy Co., Inc.	87,821	6,873,749
Burlington Stores, Inc. (A)	18,118	3,661,648
Home Depot, Inc.	34,199	10,092,809
Lowe’s Cos., Inc.	103,702	20,737,289
O’Reilly Automotive, Inc. (A)	6,561	5,570,158
TJX Cos., Inc.	79,027	6,192,556

		67,209,706

Technology Hardware, Storage & Peripherals - 7.4%
Apple, Inc.	897,384	147,978,622
Seagate Technology Holdings PLC (B)	113,858	7,528,291

		155,506,913

Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc., Class B	91,977	11,280,059

Tobacco - 0.5%
Altria Group, Inc.	74,448	3,321,870
Philip Morris International, Inc.	66,709	6,487,450

		9,809,320

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc. (A)	45,290	6,559,804

Total Common Stocks (Cost $1,732,420,310)		2,060,009,839

	Principal	Value
REPURCHASE AGREEMENT - 2.2%
Fixed Income Clearing Corp., 2.10% (D), dated 03/31/2023, to be repurchased at $45,668,163 on 04/03/2023. Collateralized by U.S. Government Obligations, 1.50% - 2.50%, due 01/31/2025 - 02/15/2025, and with a total value of $46,565,266.	$ 45,652,185	45,652,185

Total Repurchase Agreement (Cost $45,652,185)		45,652,185

Total Investments (Cost $1,778,072,495)		2,105,662,024
Net Other Assets (Liabilities) - 0.2%		3,784,543

Net Assets - 100.0%		$ 2,109,446,567

Transamerica Series Trust	Page 3

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	226	06/16/2023	$44,601,661	$46,756,575	$2,154,914	$—

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,060,009,839	$—	$—	$2,060,009,839
Repurchase Agreement	—	45,652,185	—	45,652,185

Total Investments	$2,060,009,839	$45,652,185	$—	$2,105,662,024

Other Financial Instruments
Futures Contracts (F)	$2,154,914	$—	$—	$2,154,914

Total Other Financial Instruments	$2,154,914	$—	$—	$2,154,914

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $6,601,273, collateralized by non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $6,741,454. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rate disclosed reflects the yield at March 31, 2023.
(E)	There were no transfers in or out of Level 3 during the period ended March 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(F)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

Transamerica Series Trust	Page 4

Transamerica JPMorgan Enhanced Index VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica JPMorgan Enhanced Index VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Effective September 8, 2022, Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 5